Employee Benefit Plans - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Dec. 31, 2011 shares	Dec. 31, 2010 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company's contributions to employee saving plan	$ 115	$ 69	$ 96
Discretionary company's contribition to employee saving plan	22	0	14
Compensation expense	$ 4,296	$ 3,446	$ 5,591
Restricted share unit awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock granted | $ / shares	$ 1.27	$ 0.78	$ 0.55
Restricted share unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock granted | $ / shares	$ 1.27	$ 1.2	$ 1.2
Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Method used for the calculation of all stock options awards	Black-Scholes method
Exercised, shares | shares	0	0	0	143,189	153,556	29,251	130,578	130,577
Expected term simplified method	4.5 years
Fair value of stock granted | $ / shares	$ 0.78	$ 0.55	$ 1.14
Vesting Period	3 years
Weighted average time to vest	2 years
Contractual term of the award	7 years
Share appreciation rights and stock options | Tranche - Year 1
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Share appreciation rights and stock options | Tranche - Year 2
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Share appreciation rights and stock options | Tranche - Year 3
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.40%
Service Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		84.71%	55.17%
Risk free rate		1.81%	1.46%
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 785
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	$ 7,271
Years to maturity	2 years 11 months 4 days
Performance Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense			$ 2,615
Measurement Input, Expected Dividend Payment [Member] | Restricted share unit awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit, restricted stock and restricted stock units grant | $ / shares	0	0	0
Measurement Input, Expected Dividend Payment [Member] | Restricted share unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit, restricted stock and restricted stock units grant | $ / shares	0	0	0